Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Short-term borrowings:
Short-term borrowings		$ 29,940,109	$ 32,879,865
China Construction Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2]	3.45%
Maturity (Months)	[1],[2]	March, 2026
Principal	[1],[2]	$ 3,467,418
Short-term borrowings	[1],[2]	$ 3,467,418
Beijing Bank [Member]
Short-term borrowings:
Annual Interest Rate	[2]	4.50%
Maturity (Months)	[2]	September, 2025
Principal	[2]	$ 2,739,990
Short-term borrowings	[2]	$ 2,791,893	2,739,990
Agricultura Bank of China [Member]
Short-term borrowings:
Annual Interest Rate	[2]	3.60%
Maturity (Months)	[2]	May, 2026
Principal	[2]	$ 2,512,703
Short-term borrowings	[2]	$ 2,512,703
Agricultura Bank of China [Member]
Short-term borrowings:
Annual Interest Rate	[2]	3.60%
Maturity (Months)	[2]	May, 2026
Principal	[2]	$ 1,954,325
Short-term borrowings	[2]	$ 1,954,325
Agricultura Bank of China [Member]
Short-term borrowings:
Annual Interest Rate	[2]	3.35%
Maturity (Months)	[2]	August, 2025
Principal	[2]	$ 1,369,994
Short-term borrowings	[2]	$ 1,395,946	1,369,994
Bank of Ningbo [Member]
Short-term borrowings:
Annual Interest Rate	[3]	4.30%
Maturity (Months)	[3]	August, 2025
Principal	[3]	$ 1,369,994
Short-term borrowings	[3]	$ 1,395,946	1,369,994
Bank of Ningbo [Member]
Short-term borrowings:
Annual Interest Rate	[3]	4.30%
Maturity (Months)	[3]	August, 2025
Principal	[3]	$ 1,369,994
Short-term borrowings	[3]	$ 1,395,946	1,369,994
Shanghai Rural Commercial Bank [Member]
Short-term borrowings:
Annual Interest Rate		3.50%
Maturity (Months)		October, 2025
Principal		$ 1,369,994
Short-term borrowings		$ 1,395,946	1,369,994
Shengjing Bank [Member]
Short-term borrowings:
Annual Interest Rate	[2],[4]	4.00%
Maturity (Months)	[2],[4]	June, 2025
Principal	[2],[4]	$ 1,369,994
Short-term borrowings	[2],[4]	$ 1,395,946	1,369,994
China Zheshang Bank [Member]
Short-term borrowings:
Annual Interest Rate	[2]	4.50%
Maturity (Months)	[2]	September, 2025
Principal	[2]	$ 1,369,994
Short-term borrowings	[2]	$ 1,395,946	1,369,994
Bank of Jiangsu [Member]
Short-term borrowings:
Annual Interest Rate	[2],[3]	4.00%
Maturity (Months)	[2],[3]	September, 2025
Principal	[2],[3]	$ 1,369,994
Short-term borrowings	[2],[3]	$ 1,395,946	1,369,994
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate	[5]	4.00%
Maturity (Months)	[5]	November, 2025
Principal	[5]	$ 1,395,946
Short-term borrowings	[5]	$ 1,395,946
China Bohai Bank [Member]
Short-term borrowings:
Annual Interest Rate	[2]	4.90%
Maturity (Months)	[2]	February, 2026
Principal	[2]	$ 1,395,946
Short-term borrowings	[2]	$ 1,395,946
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate	[5]	4.00%
Maturity (Months)	[5]	November, 2025
Principal	[5]	$ 1,395,946
Short-term borrowings	[5]	$ 1,395,946
Bank of Nanjing [Member]
Short-term borrowings:
Annual Interest Rate	[3]	5.00%
Maturity (Months)	[3]	December, 2025
Principal	[3]	$ 1,387,538
Short-term borrowings	[3]	$ 1,387,538
Bank of Wenzhou [Member]
Short-term borrowings:
Annual Interest Rate		5.50%
Maturity (Months)		April, 2026
Principal		$ 1,354,068
Short-term borrowings		$ 1,354,068
Agricultura Bank of China [Member]
Short-term borrowings:
Annual Interest Rate	[2]	3.10%
Maturity (Months)	[2]	September, 2025
Principal	[2]	$ 1,116,757
Short-term borrowings	[2]	$ 1,116,757
Bank of Jiangsu [Member]
Short-term borrowings:
Annual Interest Rate	[2],[3]	4.00%
Maturity (Months)	[2],[3]	July, 2025
Principal	[2],[3]	$ 684,998
Short-term borrowings	[2],[3]	$ 697,974	684,998
Bank of Jiangsu [Member]
Short-term borrowings:
Annual Interest Rate	[3]	3.85%
Maturity (Months)	[3]	July, 2025
Principal	[3]	$ 697,973
Short-term borrowings	[3]	$ 697,973
China Construction Bank [Member]
Short-term borrowings:
Annual Interest Rate	[1],[2]	3.65%
Maturity (Months)	[1],[2]	March, 2025
Principal	[1],[2]	$ 3,424,987
Short-term borrowings	[1],[2]		3,424,987
Agricultura Bank of China [Member]
Short-term borrowings:
Annual Interest Rate	[2]	3.35%
Maturity (Months)	[2]	June, 2025
Principal	[2]	$ 2,465,991
Short-term borrowings	[2]		2,465,991
Agricultura Bank of China [Member]
Short-term borrowings:
Annual Interest Rate	[2]	3.35%
Maturity (Months)	[2]	May, 2025
Principal	[2]	$ 1,917,992
Short-term borrowings	[2]		1,917,992
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate	[6]	4.00%
Maturity (Months)	[6]	February, 2025
Principal	[6]	$ 1,643,993
Short-term borrowings	[6]		1,643,993
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate	[5]	4.00%
Maturity (Months)	[5]	May, 2025
Principal	[5]	$ 1,369,994
Short-term borrowings	[5]		1,369,994
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate	[5]	4.00%
Maturity (Months)	[5]	May, 2025
Principal	[5]	$ 1,369,994
Short-term borrowings	[5]		1,369,994
Bank of Nanjing [Member]
Short-term borrowings:
Annual Interest Rate		5.00%
Maturity (Months)		June, 2025
Principal		$ 1,369,994
Short-term borrowings			1,369,994
China Bohai Bank [Member]
Short-term borrowings:
Annual Interest Rate		4.90%
Maturity (Months)		February, 2025
Principal		$ 1,369,994
Short-term borrowings			1,369,994
China Bohai Bank [Member]
Short-term borrowings:
Annual Interest Rate		4.90%
Maturity (Months)		February, 2025
Principal		$ 1,369,994
Short-term borrowings			1,369,994
Bank of Wenzhou [Member]
Short-term borrowings:
Annual Interest Rate		5.55%
Maturity (Months)		April, 2025
Principal		$ 1,369,994
Short-term borrowings			1,369,994
Shanghai Bank [Member]
Short-term borrowings:
Annual Interest Rate	[6]	4.00%
Maturity (Months)	[6]	February, 2025
Principal	[6]	$ 1,095,996
Short-term borrowings	[6]		1,095,996
Agricultura Bank of China [Member]
Short-term borrowings:
Annual Interest Rate	[2]	3.35%
Maturity (Months)	[2]	April, 2025
Principal	[2]	$ 1,095,996
Short-term borrowings	[2]		$ 1,095,996

[1]	The Group is required to maintain a specified gearing ratio in accordance with the loan covenants under its agreement with China Construction Bank. As at December 31, 2024, the Group met the required leverage threshold under Chinese Accounting Standards. In May 2025, the Huangpu District People’s Court of Shanghai accepted a financial contract dispute filed by China Construction Bank Corporation Shanghai Branch against Shanghai Xiao-i, seeking repayment of loan principal and penalty interest totaling RMB25,036,162.25 ($3,494,913). The court has issued a final judgment ordering the defendant to pay the claimed amount. See Note 14 for details.
[2]	These borrowings are pledged by the intellectual properties owned by Shanghai Xiao-I.
[3]	These borrowings are subject to litigation. See Note 14 for details.
[4]	As of June 30, 2025, the borrowing was overdue. The Group is actively engaging with the bank to discuss repayment arrangements and related solutions.
[5]	These borrowings are pledged by the account receivables owned by Shanghai Xiao-I.
[6]	These borrowings are pledged by the intellectual properties owned by Shanghai Xiao-I, and guaranteed by Zhizhen Zhilian Artificial Intelligence Technology (Shanghai) Co., Ltd., the subsidiary of the Group, and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs.